Loans and Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract TDRs	Dec. 31, 2011 TDRs Contract	Dec. 31, 2010
Loans and Leases (Textual) [Abstract]
Financing receivable, recorded investment, Non-accrual loans	$ 3,550,640	$ 4,045,937
Financing receivable, interest income lost on Non-accrual loans	216,468	353,340	289,590
Interest income recognized on impaired loans	0
TDR's in Accrual status	0	5
Additional funds	$ 0